Share-based Payments - Stock Options Outstanding and Exercisable (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Share-Based Payment Arrangements [Abstract]
Options outstanding, beginning of year (in shares) | shares	4,959	6,046
Granted (in shares) | shares	1,071	1,043
Cancelled / Forfeited (in shares) | shares	0	(1,281)
Expired (in shares) | shares	(1,154)	(849)
Options outstanding, end of year (in shares) | shares	4,876	4,959
Option exercisable, end of year (in shares) | shares	2,766	2,925
Weighed-average exercise price, beginning of year (in CAD/share) | $	$ 5.10	$ 6.87
Weighted-average exercise price, granted (in CAD/share) | $	2.62	2.16
Weighted-average exercise price, cancelled/forfeited (in CAD/share) | $	0.00	6.75
Weighted-average exercise price, expired (in CAD/share) | $	9.13	11.43
Weighed-average exercise price, end of year (in CAD/share) | $	3.60	5.10
Weighted-average exercise price, exercisable end of year (in CAD/share) | $	$ 4.52	$ 6.87